FINANCIAL INSTRUMENTS AND RISK MANAGEMENT - Fair Value (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Long-term
Assets
Assets	$ 32,220
Current
Liabilities
Liabilities	1,909	$ 28,642
Long-term
Liabilities
Liabilities		9,907
Current
Assets
Assets	59,258	3,852
Equity Swaps (gain)/loss | Current
Liabilities
Liabilities	1,909	2,119
Commodity Derivative Instruments | Crude Oil | Long-term
Assets
Assets	32,220
Commodity Derivative Instruments | Crude Oil | Current
Liabilities
Liabilities		26,523
Commodity Derivative Instruments | Crude Oil | Long-term
Liabilities
Liabilities		9,907
Commodity Derivative Instruments | Crude Oil | Current
Assets
Assets	48,314	2,142
Commodity Derivative Instruments | Natural gas | Current
Assets
Assets	$ 10,944	$ 1,710